Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Comparative Combined Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash		$ 9,729,546
Accounts receivable, net	$ 39,176,319	703,706
Prepaid expenses and other current assets	20,040,251	1,002,117
Derivative asset		2,587,581
Total current assets	174,950,749	14,022,950
Property and equipment, net	510,745	22,319
Intangible assets	239,200,952	6,750,178
Other non-current assets	3,695,701	373,445
Total non-current assets	436,783,641	7,145,942
Total assets	611,734,390	21,168,892
Current liabilities:
Accounts payable	35,714,363	8,061,598
Due to related party	32,918	1,639,418
Accrued expenses and other payables	20,443,717	9,513,932
Short term debt to related party	11,973	5,102,211
Short term convertible debt	1,800,000	10,288,123
Short term convertible debt to related party		95,309
Convertible promissory notes	426,537	6,428,825
Ordinary Shares Payable	10,660,000	1,206,609
Share-based payment liability	1,400,000	1,400,000
Advisors loans		12,812,366
Derivative liabilities	2,881,469	2,579,875
Deferred revenue	46,500,843	1,172,056
Other current liabilities	8,967,140	2,138,314
Total current liabilities	262,072,900	62,438,636
Total liabilities	364,918,858	62,438,636
Commitments and Contingencies
Shareholders' deficit
Ordinary shares	43,817	26,919
Additional paid-in capital	605,583,785	216,879,496
Share subscription receivable	(1,143)	(80)
Accumulated deficit	(359,619,973)	(258,209,745)
Accumulated other comprehensive loss	809,046	33,666
Total Shareholders' Equity/(Deficit)	246,815,532	(41,269,744)	$ (58,156,739)
Total liabilities and shareholders' equity/(deficit)	$ 611,734,390	21,168,892
As Previously Reported
Assets
Cash		9,450,944
Accounts receivable, net		21,274
Prepaid expenses and other current assets		960,848
Derivative asset		2,587,581
Total current assets		13,020,647
Property and equipment, net		17,332
Intangible assets		6,750,178
Total non-current assets		6,767,510
Total assets		19,788,157
Current liabilities:
Accounts payable		7,303,060
Due to related party		1,054,429
Accrued expenses and other payables		9,513,932
Short term debt to related party		5,102,211
Short term convertible debt		10,288,123
Short term convertible debt to related party		95,309
Convertible promissory notes		6,428,825
Ordinary Shares Payable		1,206,609
Share-based payment liability		1,400,000
Advisors loans		12,812,366
Derivative liabilities		2,579,875
Total current liabilities		57,784,739
Total liabilities		57,784,739
Shareholders' deficit
Ordinary shares		26,816
Additional paid-in capital		194,062,767
Share subscription receivable		(80)
Accumulated deficit		(232,075,815)
Accumulated other comprehensive loss		(10,270)
Total Shareholders' Equity/(Deficit)		(37,996,582)
Total liabilities and shareholders' equity/(deficit)		19,788,157
Adjustments for Bluedo Industries Common Control Transaction
Assets
Cash		278,602
Accounts receivable, net		682,432
Prepaid expenses and other current assets		41,269
Total current assets		1,002,303
Property and equipment, net		4,987
Other non-current assets		373,445
Total non-current assets		378,432
Total assets		1,380,735
Current liabilities:
Accounts payable		758,538
Due to related party		584,989
Deferred revenue		1,172,056
Other current liabilities		2,138,314
Total current liabilities		4,653,897
Total liabilities		4,653,897
Shareholders' deficit
Ordinary shares		103
Additional paid-in capital		22,816,729
Accumulated deficit		(26,133,930)
Accumulated other comprehensive loss		43,936
Total Shareholders' Equity/(Deficit)		(3,273,162)
Total liabilities and shareholders' equity/(deficit)		$ 1,380,735